SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 208
2025	48
2026	21
Total future lease payments	277
Less imputed interest	(47)
Total lease liabilities	$ 231